Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	0	7
Number of Business Acquisitions, purchase of assets	3	12
Business Combination, Reason for Business Combination	The Company considers each of these acquisitions a “tuck-in”. Tuck-ins represent the acquisition of solid waste collection and or disposal operations in markets where the Company has existing operations. Goodwill arising from these tuck-in acquisitions is largely attributable to assembled workforces and to expected synergies resulting from personnel and operating overhead reductions, disposal or collection advantages or the deployment of market focused strategies.
Purchase Price Allocation, Status	preliminary allocation to the fair value of net assets acquired
Cash consideration, including holdbacks (as applicable)	$ 3,262	$ 308,314
Purchase Price Allocation, Cash and Cash Equivalents	0	717
Purchase Price Allocation, Receivables	294	18,176
Purchase Price Allocation, Intangible Assets	1,400	79,730
Purchase Price Allocation, Goodwill	845	146,702
Purchase Price Allocation, Capital Assets	1,288	90,396
Purchase Price Allocation, Landfill Assets	0	0
Purchase Price Allocation, Accounts Payable	(565)	(17,059)
Purchase Price Allocation, Deferred Revenue	0	0
Purchase Price Allocation, Long-term Debt	0	(2,628)
Purchase Price Allocation, Asset Retirement Obligations and Remediation Liabilities	0	(200)
Purchase Price Allocation, Deferred Taxes Asset (Liability), Net	0	(7,520)
Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	845	99,777
Aggregate cash consideration (excluding holdbacks and contingent consideration)	2,848	281,970
Business Acquisition, Transaction Costs	781	2,507
Contingent Consideration Paid For Acquisitions Closed Prior Years	425	343
Acquisition Holdbacks	414	25,627
Canada
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	0	2
Number of Business Acquisitions, purchase of assets	1	4
Cash consideration, including holdbacks (as applicable)	505	69,271
Purchase Price Allocation, Goodwill	371	28,167
United States South [Member]
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	0	1
Number of Business Acquisitions, purchase of assets	2	7
Cash consideration, including holdbacks (as applicable)	2,757	145,766
Purchase Price Allocation, Goodwill	474	71,512
United States Northeast [Member]
Business Acquisition [Line Items]
Number of business acquisitions, purchase of outstanding shares	0	4
Number of Business Acquisitions, purchase of assets	0	1
Cash consideration, including holdbacks (as applicable)	0	93,277
Purchase Price Allocation, Goodwill	$ 0	$ 47,023